Consolidated Statements of Income and Comprehensive Income (Parentheticals)		12 Months Ended
		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares
Income Statement [Abstract]
Diluted (in Shares)	[1]	60,000,000	60,000,000	41,753,425	30,000,000
Continuing operation, diluted | (per share)	[1]	$ 0.33	$ 0.04	$ 0.18	$ 0.64
Discontinued operation, diluted | (per share)	[1]			1.34
Ordinary shareholders, diluted | (per share)	[1]	$ 0.33	$ 0.04	$ 1.52	$ 0.64

[1]	Retrospectively restated for effect of share recapitalization (Note 1).